As filed with the Securities and Exchange Commission on June 12, 2015

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 35	☒
(Check appropriate box or boxes.)

FQF TRUST

(Exact name of Registrant as Specified in Charter)

60 State Street, Suite 700

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With a Copy to:
Ronald C. Martin, Vice President	Stacy L. Fuller, Esq.
60 State Street, Suite 700	K&L Gates LLP
Boston, MA 02109	1601 K Street, N.W.
Washington, D.C. 20006-1600

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 10, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory note:

The sole purpose of this filing is to delay, until July 10, 2015, the effectiveness of the Registrant’s Post-Effective Amendment No. 33 to its Registration Statement. Post-Effective Amendment No. 33 to the Trust’s Registration Statement relates to the O’Shares Defensive Dividend Growth ETF, O’Shares Europe Defensive Dividend Growth ETF, O’Shares Europe Hedged Defensive Dividend Growth ETF, O’Shares Asia Pacific Defensive Dividend Growth ETF and O’Shares Asia Pacific Hedged Defensive Dividend Growth ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 33, filed on April 1, 2015, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 12th day of June 2015.

FQF TRUST By: /s/ William DeRoche William DeRoche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ William DeRoche	President	June 12, 2015
William DeRoche

/s/ William Cox	Principal Financial Officer and Treasurer	June 12, 2015
William Cox

/s/ Peter A. Ambrosini	Trustee	June 12, 2015
Peter A. Ambrosini*

/s/ Joseph A. Franco	Trustee	June 12, 2015
Joseph A. Franco*

/s/ Ronald C. Martin, Jr.	Trustee	June 12, 2015
Ronald C. Martin, Jr.

/s/ Richard S. Robie III	Trustee	June 12, 2015
Richard S. Robie III*

/s/ Stacy L. Fuller
*Signatures affixed by Stacy L. Fuller on June 12, 2015 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.